Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	Oct. 09, 2024	Jun. 30, 2026
Positive Outcome of Litigation [Member]
Commitments and Contingencies [Line Items]
Cash received from tariff refunds		$ 618
Maximum
Commitments and Contingencies [Line Items]
Potential Fine Per Material Violation Of The National Security Agreement		$ 250
Edmodo | Pending Litigation | Unfavorable Regulatory Action
Commitments and Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 14,625